Quarterly Holdings Report
for
Fidelity® Canada Fund
January 31, 2022
CAN-NPRT1-0422
1.813011.117
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.3%
TELUS Corp.	882,000	20,753,349
Interactive Media & Services - 0.2%
VerticalScope Holdings, Inc.	80,400	1,581,245
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.)	283,200	14,363,296
TOTAL COMMUNICATION SERVICES		36,697,890
CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 1.6%
Restaurant Brands International, Inc.	261,200	14,609,857
Multiline Retail - 2.3%
Dollarama, Inc.	391,400	20,195,827
Specialty Retail - 0.1%
Diversified Royalty Corp. (a)	184,600	410,981
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (b)	100,500	3,083,428
TOTAL CONSUMER DISCRETIONARY		38,300,093
CONSUMER STAPLES - 8.3%
Beverages - 0.4%
GURU Organic Energy Corp. (b)	324,600	3,294,135
Food & Staples Retailing - 7.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,079,400	43,536,041
Metro, Inc.	342,595	18,324,379
Neighbourly Pharmacy, Inc.	39,378	1,022,282
North West Co., Inc.	215,800	5,950,352
		68,833,054
Personal Products - 0.2%
Jamieson Wellness, Inc. (c)	73,100	2,039,198
TOTAL CONSUMER STAPLES		74,166,387
ENERGY - 15.2%
Energy Equipment & Services - 0.5%
Computer Modelling Group Ltd.	480,800	1,807,988
Pason Systems, Inc.	254,300	2,522,694
		4,330,682
Oil, Gas & Consumable Fuels - 14.7%
Canadian Natural Resources Ltd.	880,898	44,808,925
Enbridge, Inc. (a)	572,300	24,194,943
Parkland Corp. (a)	336,400	8,944,908
PrairieSky Royalty Ltd. (a)	1,479,018	19,035,310
Suncor Energy, Inc.	1,222,500	34,929,945
		131,914,031
TOTAL ENERGY		136,244,713
FINANCIALS - 31.8%
Banks - 20.7%
Royal Bank of Canada	832,100	94,871,772
The Toronto-Dominion Bank	1,127,100	90,272,628
		185,144,400
Capital Markets - 4.9%
Brookfield Asset Management, Inc. (Canada) Class A	705,806	38,867,498
TMX Group Ltd.	42,800	4,353,906
		43,221,404
Insurance - 6.2%
Definity Financial Corp.	388,713	8,813,050
Intact Financial Corp.	133,425	18,077,951
Sun Life Financial, Inc.	505,100	28,605,711
		55,496,712
TOTAL FINANCIALS		283,862,516
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	132,900	5,001,720
dentalcorp Holdings Ltd. (b)	165,300	2,101,442
		7,103,162
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (a)	531,400	17,457,628
Professional Services - 2.1%
Thomson Reuters Corp.	171,800	18,443,007
Road & Rail - 10.0%
Canadian National Railway Co.	257,650	31,402,836
Canadian Pacific Railway Ltd.	805,462	57,623,974
		89,026,810
TOTAL INDUSTRIALS		124,927,445
INFORMATION TECHNOLOGY - 8.2%
IT Services - 3.2%
CGI, Inc. Class A (sub. vtg.) (b)	188,300	16,076,937
Shopify, Inc. Class A (b)	12,800	12,354,923
		28,431,860
Software - 5.0%
ApplyBoard, Inc. (d)(e)	1,677	175,146
ApplyBoard, Inc. (non-vtg.) (d)(e)	414	43,238
Constellation Software, Inc.	13,900	23,940,499
Dye & Durham Ltd.	259,400	7,501,510
Open Text Corp.	278,228	13,316,596
		44,976,989
TOTAL INFORMATION TECHNOLOGY		73,408,849
MATERIALS - 11.5%
Chemicals - 3.0%
Nutrien Ltd.	376,481	26,294,287
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	227,500	11,894,466
Metals & Mining - 6.6%
Franco-Nevada Corp.	268,900	35,553,651
Lundin Mining Corp.	670,000	5,581,796
Wheaton Precious Metals Corp.	442,000	17,820,478
		58,955,925
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	104,323	3,270,481
Western Forest Products, Inc.	1,561,283	2,481,054
		5,751,535
TOTAL MATERIALS		102,896,213
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT) (a)	185,200	6,516,930
Real Estate Management & Development - 0.1%
Information Services Corp.	15,300	290,798
TOTAL REAL ESTATE		6,807,728
TOTAL COMMON STOCKS (Cost $450,746,086)		884,414,996

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (d)(e)	2,063	215,460
Series A2 (d)(e)	1,615	168,671
Series A3 (d)(e)	92	9,608
Series D (d)(e)	4,504	470,398
Series Seed (d)(e)	617	64,439
Cost ($770,130)		928,576

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $1,802,736)	CAD	2,715,000	2,701,031

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (g)	461,320	461,412
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	60,106,110	60,112,121
TOTAL MONEY MARKET FUNDS (Cost $60,573,533)		60,573,533

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $513,892,485)	948,618,136
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(55,477,572)
NET ASSETS - 100.0%	893,140,564

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,740,229 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,146,960 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688
ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290
ApplyBoard, Inc. Series A1	6/04/21	133,582
ApplyBoard, Inc. Series A2	6/04/21	104,573
ApplyBoard, Inc. Series A3	6/04/21	5,957
ApplyBoard, Inc. Series D	6/04/21	486,066
ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	479,852	12,927,563	12,946,003	148	-	-	461,412	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	82,977,032	414,436,976	437,301,887	38,453	-	-	60,112,121	0.2%
Total	83,456,884	427,364,539	450,247,890	38,601	-	-	60,573,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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